Goodwill and Intangible Assets (Details) $ in Thousands	1 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 47,343			$ 51,478	$ 47,343	$ 15,159
Acquisition				$ 32,200
Impairment						(14,526)
Foreign exchange impact					1,384
Balance at the end of the period				47,343	$ 52,862	51,478	47,343
Number of acquisitions | item					0
Weibo Interactive
Changes in the carrying value of goodwill by segment
Acquisition							7,517
All Sure
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		24,667				24,667
Acquisition							24,667
Balance at the end of the period				24,667			24,667
Weiyue
Changes in the carrying value of goodwill by segment
Acquisition		14,500				14,526
Impairment			$ (14,500)
Balance at the end of the period		14,526
Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition						$ 4,135
Number of acquisitions | item						2
Game developer
Changes in the carrying value of goodwill by segment
Acquisition	$ 3,800
Portal advertising
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		39,826			$ 39,826	$ 39,826	15,159
Foreign exchange impact					1,919
Balance at the end of the period				39,826	41,745	39,826	39,826
Portal advertising | All Sure
Changes in the carrying value of goodwill by segment
Acquisition							24,667
Weibo
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 7,517			11,652	7,517
Foreign exchange impact					(535)
Balance at the end of the period				$ 7,517	$ 11,117	11,652	7,517
Weibo | Weibo Interactive
Changes in the carrying value of goodwill by segment
Acquisition							$ 7,517
Weibo | Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition						4,135
Others
Changes in the carrying value of goodwill by segment
Impairment						(14,526)
Others | Weiyue
Changes in the carrying value of goodwill by segment
Acquisition						$ 14,526